Investment in NUAI shares (Details Narrative) - USD ($)		3 Months Ended		6 Months Ended
	May 14, 2026	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Investments, All Other Investments [Abstract]
NUAI common shares	$ 14,984,000			$ 14,984,130
Investment carrying amount		$ 8,490,000
Realized gain on sale		$ 6,493,245		$ 4,984,130